Unaudited condensed consolidated statements of profit or loss and total comprehensive income - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Profit or loss and total comprehensive income
Revenues	$ 84,448	$ 91,805	$ 175,801	$ 185,690
Net pool allocation		1,024		1,058
Voyage expenses and commissions	(2,782)	(2,037)	(6,670)	(3,874)
Vessel operating costs	(16,895)	(18,548)	(35,988)	(37,179)
Depreciation	(20,675)	(22,137)	(41,273)	(44,007)
General and administrative expenses	(4,421)	(4,741)	(8,592)	(9,435)
Impairment loss on vessels	(18,841)		(18,841)
Profit from operations	20,834	45,366	64,437	92,253
Financial costs	(13,067)	(18,484)	(28,580)	(38,116)
Financial income	77	527	276	1,165
(Loss)/gain on derivatives	369	(8,266)	(13,751)	(13,143)
Total other expenses, net	(12,621)	(26,223)	(42,055)	(50,094)
Profit for the period	8,213	19,143	22,382	42,159
Total comprehensive income for the period	$ 8,213	$ 19,143	$ 22,382	$ 42,159
Common units
Earnings per unit attributable to the Partnership, basic and diluted:
Earnings per unit (basic)	$ 0.01	$ 0.25	$ 0.15	$ 0.53
Earnings per unit (diluted)	0.01	0.25	0.14	0.52
General partner units
Earnings per unit attributable to the Partnership, basic and diluted:
Earnings per unit (basic)	0.01	0.25	0.15	0.52
Earnings per unit (diluted)	0.01	0.25	0.15	0.52
Earnings per unit (basic and diluted)	$ 0.01	$ 0.25	$ 0.15	$ 0.52